Schedule of Statutory Federal Income Tax Rate (Details) - Globallink Investment Inc [Member]		3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 16, 2022	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Statutory federal income tax rate	1.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Interest and penalties								(3.47%)	0.12%
Change in fair value of warrants								(0.02%)	(0.05%)
Business combination expenses								(22.84%)	1.10%
Broken Deal								(0.00%)	(4.37%)
Change in valuation allowance								(27.15%)	10.81%
Income tax provision expense		354.98%	(24.27%)	9.71%	27.08%	38.78%	25.84%	(32.48%)	28.61%